Forward U.S. Government Money Fund

Summary Prospectus  |  May 1, 2010, as amended

TICKER SYMBOLS

Class A: None  |  Class C: AUCXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, along with the Fund’s most recent annual report, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Class A and Class C shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, in one or more series of Forward Funds. More information about these and other discounts is available from your financial professional and in the “Purchasing Shares” section of the Fund’s prospectus and “Additional Purchase and Redemption Information” section of the Fund’s statement of additional information.

Shareholder Fees (fees paid directly from your investment)

	CLASS A	CLASS C

Maximum Sales Charge (Load) on purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge for shares held less than 1 year (as a percentage of the lesser of original purchase price or redemption proceeds)	None	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	CLASS A	CLASS C

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	0.75%
Shareholder Services Fees	N/A	0.25%
Other Expenses	0.17%	0.17%
Administrative Fees	0.25%	0.25%
Total Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	0.75%	1.50%

Examples

These Examples are intended to help you compare the costs of investing in Class A or Class C shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Although actual costs may be higher or lower, based on these assumptions your costs would be:

	CLASS A	CLASS C

1 Year	$77	$253
3 Years	$240	$474
5 Years	$417	$818
10 Years	$930	$1,788

You would pay the following expenses if you did not redeem your shares:

	CLASS A	CLASS C

1 Year	$77	$153
3 Years	$240	$474
5 Years	$417	$818
10 Years	$930	$1,788

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper that is rated in the highest, short-term rating category (i.e., A1 by Standard & Poor’s Corporation or P1 by Moody’s Investor Services, Inc., or, if unrated, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

1

Forward U.S. Government Money Fund

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Class C shares, which excludes the CDSC applicable to Class C shares. If the CDSC had been included, the returns would have been lower. The accompanying table compares the Fund’s Class A and Class C shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS—CLASS C

Best Quarter – December 31, 2006	0.96%
Worst Quarter – December 31, 2009	0.02%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	SINCE INCEPTION
Forward U.S. Government Money Fund – Class A (Inception: 9/29/03)
Return Before Taxes	0.20%	2.68%	2.27%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.53%
Forward U.S. Government Money Fund – Class C (Inception: 12/30/02)
Return Before Taxes	–0.84%	2.08%	1.63%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.38%

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and Paul Broughton, CFA, Assistant Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Mr. Broughton. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Class A or Class C shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Class A or Class C shares must be $100 or more.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

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Forward U.S. Government Money Fund

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

3

Forward Funds are distributed by ALPS Distributors, Inc.

SP059  020111

Printed on recycled paper using soy-based inks.

Forward U.S. Government Money Fund

Summary Prospectus  |  May 1, 2010, as amended

TICKER SYMBOLS

Investor: AUIXX | Institutional: AUSXX

Before you invest, you may want to review the Fund’s prospectus, which contains more information about the Fund and its risks. You can find the Fund’s prospectus and other information about the Fund online at www.forwardfunds.com. You can also get this information at no cost by calling 800-999-6809, by sending an e-mail request to prospectus@forwardfunds.com, or by contacting your financial intermediary. The Fund’s prospectus and statement of additional information, along with the Fund’s most recent annual report, are incorporated by reference into this summary prospectus.

Investment Objective

The Fund seeks maximum current income consistent with the preservation of principal and liquidity.

Fees and Expenses of the Fund

The table describes the fees and expenses that you may pay if you buy and hold Investor Class or Institutional Class shares of the Fund.

Shareholder Fees (fees paid directly from your investment)

As an investor in Investor Class or Institutional Class shares of the Fund, you do not pay any sales load.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	INVESTOR CLASS	INSTITUTIONAL CLASS

Management Fee	0.08%	0.08%
Distribution (12b-1) Fees	0.25%	N/A
Shareholder Services Fees	0.25%	N/A
Other Expenses	0.17%	0.17%
Administrative Fees	0.25%	0.25%
Total Other Expenses	0.42%	0.42%
Total Annual Fund Operating Expenses	1.00%	0.50%

Examples

These Examples are intended to help you compare the costs of investing in Investor Class or Institutional Class shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated. The Examples also assume that your investment has a 5% return each year and that the Fund’s total annual operating expenses remain the same. Because no sales loads apply to either Investor Class or Institutional Class shares of the Fund, you would have the same expenses whether or not you redeemed your shares. Although actual costs may be higher or lower, based on these assumptions your costs whether or not you redeemed your shares would be:

	INVESTOR CLASS	INSTITUTIONAL CLASS

1 Year	$102	$51
3 Years	$318	$160
5 Years	$552	$280
10 Years	$1,223	$628

Principal Investment Strategies

The Fund is a money market fund investing exclusively in high quality, short-term money market instruments. Under normal conditions, the Fund invests at least 80% of its net assets plus borrowings for investment purposes, if any, in obligations issued or guaranteed by the U.S. Government, its agencies, instrumentalities or sponsored enterprises (“U.S. Government securities”) or in repurchase agreements secured by such instruments. The Fund may also invest up to 20% of its assets in domestic U.S. dollar denominated commercial paper that is rated in the highest, short-term rating category (i.e., A1 by Standard & Poor’s Corporation or P1 by Moody’s Investor Services, Inc., or, if unrated, determined by Forward Management, LLC (“Forward Management” or the “Advisor”) to be of comparable quality) at the time of purchase, or in repurchase agreements secured by such instruments. The Fund follows applicable regulatory requirements concerning the quality, maturity, liquidity and diversifications of its investments. The Fund seeks to maintain an average-dollar-weighted portfolio maturity of 60 days or less, while maintaining liquidity and maximizing current yield.

The Advisor directly invests the assets of the Fund, and uses quantitative analysis to attempt to maximize the Fund’s yield. The Fund seeks to maintain a stable share value of $1.00 per share, although there is no assurance that it will be able to do so.

Principal Risks

Any of the investments made by the Fund can result in an investment loss, which may be significant. The principal risks of investing in the Fund, which could adversely affect its net asset value and total return, are:

Debt Securities: Debt securities in which the Fund may invest are subject to several types of investment risk, including market or interest rate risk (i.e., the risk that their value will be affected by fluctuations in the prevailing interest rates), credit risk (i.e., the risk that the issuer may be unable to make timely interest payments and repay the principal upon maturity), call or income risk, (i.e., the risk that certain debt securities with high interest rates will be prepaid or “called” by the issuer before they mature), and event risk (i.e., the risk that certain debt securities may suffer a substantial decline in credit quality and market value if the issuer restructures).

Government-Sponsored Enterprises (“GSEs”): Certain GSEs (such as Freddie Mac, Fannie Mae, and FHLB), although sponsored or chartered by the U.S. Government, are not funded by the U.S. Government and the securities they issue are not guaranteed by the U.S. Government. As a result, securities issued by GSEs carry greater credit risk than securities issued by the U.S. Treasury or government agencies that carry the full faith and credit of the U.S. Government.

Repurchase Agreements: Repurchase agreements involve the risk that a seller will become subject to bankruptcy or other insolvency proceedings or fail to repurchase a security from the Fund. In such situations, the Fund may incur losses including as a result of (a) a possible decline in value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) a possible lack of access to income on the underlying security during this period, and (c) expenses of enforcing its rights.

Please see “Discussion of Principal Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money on an

1

Forward U.S. Government Money Fund

investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance Information

The following bar chart and table illustrate the risks of investing in the Fund by showing the changes of the Fund’s performance from year to year. The bar chart shows the performance of the Fund’s Institutional Class shares. The accompanying table compares the Fund’s Institutional Class and Investor Class shares’ average annual total returns to those of a market index over time. A brief description of the market index is included in the Appendix to the Fund’s prospectus. All of the Fund’s share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund’s other share classes due to differences in charges and expenses. Effective May 1, 2009, the Fund’s “Advisor Class” shares were renamed “Institutional Class” shares. As with all mutual funds, how the Fund has performed in the past (before and after taxes) is not an indication of how it will perform in the future. Performance for the Fund is updated daily, monthly, and quarterly and may be obtained online at www.forwardfunds.com or by calling 800-999-6809.

CALENDAR YEAR TOTAL RETURNS— INSTITUTIONAL CLASS

Best Quarter – December 31, 2000	1.53%
Worst Quarter – December 31, 2009	0.02%

AVERAGE ANNUAL TOTAL RETURNS

For the period ended December 31, 2009

	1 YEAR	5 YEARS	10 YEARS	SINCE INCEPTION
Forward U.S. Government Money Fund – Institutional Class (Inception: 4/9/92)
Return Before Taxes	0.26%	2.88%	2.72%	3.45%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.84%	3.61%
Forward U.S. Government Money Fund – Investor Class (Inception: 7/29/98)
Return Before Taxes	0.18%	2.46%	2.30%	2.54%
Citigroup 3-Month Treasury Bill Index	0.16%	2.88%	2.84%	3.07%

Investment Advisor/Portfolio Managers

The Fund is team managed and all investment decisions are made jointly by the team. Nathan J. Rowader, Director of Investments, and Paul Broughton, CFA, Assistant Portfolio Manager, have co-primary responsibility for the day-to-day management of the Fund. The members of the Fund’s team are: Mr. Rowader, Jim O’Donnell, CFA, President of Forward Asset Management and Chief Investment Officer of Forward Management, Paul Herber, CFA, Investment Officer, and Mr. Broughton. Mr. Rowader has managed the Fund since February 2007. Mr. O’Donnell has managed the Fund since September 2008. Mr. Herber has managed the Fund since February 2008. Mr. Broughton has managed the Fund since February 2011.

Purchase and Sale of Fund Shares

Shares of the Fund may be purchased or sold (redeemed) on any business day (normally any day when the New York Stock Exchange is open). You may purchase or sell (redeem) all or part of your Fund shares: (i) through a broker, dealer, or other financial intermediary that has entered into an agreement with the Fund’s Distributor, (ii) directly from Forward Funds by mail (along with a completed and signed Account Application if it is your initial purchase) at P.O. Box 1345, Denver, CO 80201, or (iii) by calling 800-999-6809 and a representative will assist you.

The minimum initial investment amounts for Investor Class shares are:

•	$2,000 for accounts enrolled in eDelivery
•	$2,000 for Coverdell Education Savings accounts
•	$500 for Automatic Investment Plan accounts
•	$4,000 for all other accounts

Subsequent investments for Investor Class shares must be $100 or more.

The minimum initial investment amount for Institutional Class shares is $100,000. There is no subsequent investment minimum for Institutional Class shares.

Tax Information

The Fund’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. Investments held through such tax-deferred arrangements may be taxed in the future upon withdrawal from such arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and/or its related companies (including Forward Management) may pay the intermediary for the sale of those shares of the Fund or related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

2

Forward Funds are distributed by ALPS Distributors, Inc.

SP060  020111

Printed on recycled paper using soy-based inks.